Leases (Details) - m²		12 Months Ended
	Sep. 19, 2021	Dec. 31, 2021	Sep. 01, 2021	Jul. 29, 2021	Jul. 19, 2021
Leases (Details) [Line Items]
Additional square meters of lease agreement (in Square Meters)				455
Lease terms		22 months		63 months
Lease expires date	Sep. 18, 2026
Vehicle lease agreements		36 months
Two Individual [Member]
Leases (Details) [Line Items]
Lease terms	60 months
Nes Ziona [Member]
Leases (Details) [Line Items]
Additional square meters of lease agreement (in Square Meters)				455
Laboratory and Parking Spaces [Member]
Leases (Details) [Line Items]
Additional square meters of lease agreement (in Square Meters)				875
Jerusalem Lease [Member]
Leases (Details) [Line Items]
Lease terms			24 months
Yavne Israel [Member]
Leases (Details) [Line Items]
Lease terms					60 months